SEGMENTED REPORTING (Tables)	9 Months Ended
May 31, 2019
Statements [Line Items]
Disclosure of operating segments [Table Text Block]
At May 31, 2019	Assets	Liabilities
Canada	$1,479	$63,443
South Africa	36,842	1,516
	$38,321	$64,959

At August 31, 2018	Assets	Liabilities
Canada	$3,333	$58,396
South Africa	38,516	2,983
	$41,849	$61,379

Comprehensive Loss for the period ended	May 31, 2019	May 31, 2018

Canada	$10,197	$15,035
South Africa	579	14,293

	$10,776	$29,328